Revenue and Accounts Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Schedule of Revenue by Payor Type

Revenue by payor type for the three and six months ended June 30, 2013 and 2012 is comprised of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Medicare	$151,052	$269,838	$408,115	$408,605
Direct bill (including clinical trials clients)	1,226,852	344,115	1,738,199	684,247
Grants and royalty	—	184,500	—	195,000
Insurance carrier and all others	453,745	350,022	904,002	695,375

	$1,831,649	$1,148,475	$3,050,316	$1,983,227

Revenue by payor type for each of the years ended December 31 is comprised of the following:

	2012	2011	2010
Medicare	$753,248	$717,661	$605,776
Direct bill (including clinical trials)	1,594,509	350,290	408,356
Grants and royalty	556,940	315,195	110,000
Insurance carrier and all others	1,396,866	1,636,261	1,397,447

	$4,301,563	$3,019,407	$2,521,579

Schedule of Accounts Receivable by Payor Type

Accounts receivable by payor type at June 30, 2013 and December 31, 2012 consists of the following:

	June 30, 2013	December 31, 2012
Medicare	$347,677	$193,024
Direct bill (including clinical trials clients)	388,197	339,763
Insurance carrier and all others	563,367	353,758
Allowance for doubtful accounts	(36,000)	(36,000)

	$1,263,241	$850,545

Accounts receivable by payor type at December 31, 2012 and 2011 consists of the following:

	2012	2011
Medicare	$193,024	$152,186
Direct bill	339,763	64,183
Insurance carrier and all others	353,758	496,661
Allowance for doubtful accounts	(36,000)	(24,050)

	$850,545	$688,980